Commitments and contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
25.	Commitments and contingencies

Rental commitments

The Group leases facilities in the PRC under non-cancellable operating leases expiring on different dates. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases, including any free rental periods.

Total office rental expenses under all operating leases were USD 2,390 thousand, USD 2,786 thousand and USD 3,068 thousand for the years ended December 31, 2012, 2013 and 2014, respectively.

Future minimum payments under non-cancellable operating leases of office rental consist of the following as of December 31, 2014:

(In thousands)
2015	2,203
2016	1,329
2017	6

3,538

Bandwidth lease commitments

The Group leases bandwidth in the PRC under non-cancellable operating leases expiring on different dates. Payments under bandwidth leases are expensed on a straight-line basis over the duration of the respective lease periods, including any lease free periods.

Total bandwidth leasing costs under all operating leases were USD 22,211 thousand, USD 35,454 thousand and USD 40,373 thousand for the years ended December 31, 2012, 2013 and 2014.

Future minimum payments under non-cancellable bandwidth leases consist of the following as of December 31, 2014:

(In thousands)
2015	15,053
2016	608

15,661

Capital commitments

As at December 31, 2014, the Group had irrevocable purchase obligations for certain copyrights and online game licenses that had not been recognized in the amount of USD 5,789,600 and USD nil, respectively.

Litigation

The Group is involved in a number of cases pending in various courts. These cases are substantially related to alleged copyright infringement as well as routine and incidental matters to its business, among others. Adverse results in these lawsuits may include awards of damages and may also result in, or even compel, a change in the Group’s business practices, which could impact the Group’s future financial results. The Group had incurred USD 760 thousand, USD 263 thousand and USD 1,073 thousand legal and litigation related expenses for the years ended December 31, 2012, 2013 and 2014, respectively.

Up to April 20, 2015, which is the date when the consolidated financial statements were issued, the Group had 24 lawsuits pending against the Group with an aggregate amount of claimed damages of approximately RMB 1.88 million (USD 0.31 million) which occurred before December 31, 2014. Of the 24 pending lawsuits, 22 lawsuits were relating to the alleged copyright infringement in the PRC and the remaining 2 were relating to the Xunlei Kankan and online game business which is not related with copyright infringement. The Group had accrued for USD 451 thousand litigation related expenses in “Accrued expenses and other liabilities” in the consolidated balance sheet as of December 31, 2014.

Out of the 22 lawsuits for the alleged copyright infringement, 12 lawsuits involved Xunlei Kankan, an online video website owned by the Group. The remaining 10 lawsuits were relating to online services the Group provided on the Xunlei download accelerator tool, cloud subscription and Gougou, a digital media content search engine previously owned by the Group.

The Group estimated the litigation compensation based on judgments handed down by the court, out-of-court settlements of similar cases as well as advices from the Group’s legal counsel. The Group is in the process of appealing certain judgments for which the losses had been accrued. Although the results of unsettled litigation and claims cannot be predicted with certainty, the Group does not expect that the outcome of the 24 lawsuits will result in the amounts accrued materially different from the range of reasonably possible losses.

In May 2014, the Group entered into a content protection agreement with the Motion Picture Association of America, Inc., or MPAA, and six major U.S. entertainment content providers, which are the members of MPAA. In January 2015, a number of MPAA member studios filed copyright infringement lawsuits against the Group with an aggregate amount of claimed damages of RMB 8.40 million (USD 1.37 million), and the cases are awaiting trial as of April 20, 2015. As the litigations remain in their preliminary stages, the Group is unable to express any opinion on the likelihood of an unfavorable outcome or any estimate of the amount or range of any potential loss. Further, subsequent to December 31, 2014, there were additional claims mainly with an aggregate amount of claimed damages of approximately RMB 2.17 million (USD 0.35 million) related to alleged copyright infringement made in the ordinary course of business against the Group. The Group has assessed that none of these claims that occurred between January 1, 2015 to April 20, 2015 will result in the amount accrued materially different from the range of reasonably possible losses in the consolidated financial statements of the Group.